CECL (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 41,447	SFr 49,483
Origination in current year-1	22,969	47,577
Origination in current year-2	31,960	24,985
Origination in current year-3	19,047	17,950
Origination in current year-4	14,462	11,207
Origination in current year-5 or more	44,404	43,642
Total term loans	174,289	194,844
Revolving loans	40,457	63,385
Financing Receivable, before Allowance for Credit Loss and Fee	215,997	262,179
Gross write-offs	SFr (600)	(181)	SFr (297)
Date when internal ratings were last updated	2012
Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	SFr (51)
Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(17)
Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(27)
Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(12)
Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(6)
Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(45)
Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(158)
Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(442)
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	28,170	31,284
Origination in current year-1	16,629	37,658
Origination in current year-2	26,116	19,524
Origination in current year-3	15,656	13,408
Origination in current year-4	11,239	8,667
Origination in current year-5 or more	39,828	38,301
Total term loans	137,638	148,842
Revolving loans	33,140	51,661
Financing Receivable, before Allowance for Credit Loss and Fee	172,029	204,423
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,753	17,825
Origination in current year-1	6,079	9,647
Origination in current year-2	5,491	5,245
Origination in current year-3	3,155	4,261
Origination in current year-4	3,029	2,326
Origination in current year-5 or more	4,139	4,857
Total term loans	34,646	44,161
Revolving loans	6,590	10,875
Financing Receivable, before Allowance for Credit Loss and Fee	41,236	55,066
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	524	374
Origination in current year-1	261	272
Origination in current year-2	353	216
Origination in current year-3	236	281
Origination in current year-4	194	214
Origination in current year-5 or more	437	484
Total term loans	2,005	1,841
Revolving loans	727	849
Financing Receivable, before Allowance for Credit Loss and Fee	2,732	2,690
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	25,992	31,172
Origination in current year-1	10,315	21,633
Origination in current year-2	11,551	9,436
Origination in current year-3	6,717	6,084
Origination in current year-4	3,873	3,743
Origination in current year-5 or more	7,182	5,847
Total term loans	65,630	77,915
Revolving loans	16,539	29,506
Financing Receivable, before Allowance for Credit Loss and Fee	82,169	107,421
Gross write-offs	(542)	(116)	(242)
Corporate and institutional | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(50)
Corporate and institutional | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(11)
Corporate and institutional | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(22)
Corporate and institutional | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(7)
Corporate and institutional | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Corporate and institutional | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(10)
Corporate and institutional | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(101)
Corporate and institutional | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(441)
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,664	16,086
Origination in current year-1	5,691	13,885
Origination in current year-2	7,283	6,041
Origination in current year-3	4,441	3,224
Origination in current year-4	2,109	2,016
Origination in current year-5 or more	4,785	2,959
Total term loans	38,973	44,211
Revolving loans	11,508	21,091
Financing Receivable, before Allowance for Credit Loss and Fee	50,481	65,302
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,826	14,728
Origination in current year-1	4,414	7,536
Origination in current year-2	4,010	3,213
Origination in current year-3	2,142	2,664
Origination in current year-4	1,675	1,564
Origination in current year-5 or more	2,180	2,658
Total term loans	25,247	32,363
Revolving loans	4,649	7,902
Financing Receivable, before Allowance for Credit Loss and Fee	29,896	40,265
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	502	358
Origination in current year-1	210	212
Origination in current year-2	258	182
Origination in current year-3	134	196
Origination in current year-4	89	163
Origination in current year-5 or more	217	230
Total term loans	1,410	1,341
Revolving loans	382	513
Financing Receivable, before Allowance for Credit Loss and Fee	1,792	1,854
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,605	6,105
Origination in current year-1	3,062	9,442
Origination in current year-2	5,878	3,930
Origination in current year-3	3,137	1,312
Origination in current year-4	1,079	918
Origination in current year-5 or more	2,625	2,350
Total term loans	20,386	24,057
Revolving loans	715	1,100
Financing Receivable, before Allowance for Credit Loss and Fee	21,101	25,157
Gross write-offs	(24)
Corporate and institutional | Real estate | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(24)
Corporate and institutional | Real estate | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(24)
Corporate and institutional | Real estate | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,663	3,601
Origination in current year-1	1,926	7,001
Origination in current year-2	4,431	3,071
Origination in current year-3	2,402	959
Origination in current year-4	818	698
Origination in current year-5 or more	2,298	2,109
Total term loans	14,538	17,439
Revolving loans	300	694
Financing Receivable, before Allowance for Credit Loss and Fee	14,838	18,133
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,907	2,499
Origination in current year-1	1,007	2,441
Origination in current year-2	1,283	855
Origination in current year-3	725	297
Origination in current year-4	230	219
Origination in current year-5 or more	304	217
Total term loans	5,456	6,528
Revolving loans	279	281
Financing Receivable, before Allowance for Credit Loss and Fee	5,735	6,809
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	35	5
Origination in current year-1	129	0
Origination in current year-2	164	4
Origination in current year-3	10	56
Origination in current year-4	31	1
Origination in current year-5 or more	23	24
Total term loans	392	90
Revolving loans	136	125
Financing Receivable, before Allowance for Credit Loss and Fee	528	215
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,147	19,302
Origination in current year-1	5,953	7,992
Origination in current year-2	4,609	4,239
Origination in current year-3	2,743	4,055
Origination in current year-4	2,456	2,246
Origination in current year-5 or more	3,744	4,178
Total term loans	34,652	42,012
Revolving loans	11,867	17,354
Financing Receivable, before Allowance for Credit Loss and Fee	46,519	59,366
Gross write-offs	(194)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(26)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(11)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(22)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(7)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(10)
Corporate and institutional | Commercial and industrial loans | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(77)
Corporate and institutional | Commercial and industrial loans | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(117)
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,599	7,858
Origination in current year-1	2,635	3,576
Origination in current year-2	2,121	1,810
Origination in current year-3	1,360	1,566
Origination in current year-4	959	742
Origination in current year-5 or more	1,714	1,619
Total term loans	15,388	17,171
Revolving loans	7,607	10,277
Financing Receivable, before Allowance for Credit Loss and Fee	22,995	27,448
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,126	11,181
Origination in current year-1	3,237	4,204
Origination in current year-2	2,394	2,251
Origination in current year-3	1,259	2,359
Origination in current year-4	1,440	1,343
Origination in current year-5 or more	1,838	2,355
Total term loans	18,294	23,693
Revolving loans	4,015	6,799
Financing Receivable, before Allowance for Credit Loss and Fee	22,309	30,492
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	422	263
Origination in current year-1	81	212
Origination in current year-2	94	178
Origination in current year-3	124	130
Origination in current year-4	57	161
Origination in current year-5 or more	192	204
Total term loans	970	1,148
Revolving loans	245	278
Financing Receivable, before Allowance for Credit Loss and Fee	1,215	1,426
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,092	5,596
Origination in current year-1	925	3,706
Origination in current year-2	963	1,101
Origination in current year-3	688	609
Origination in current year-4	243	524
Origination in current year-5 or more	664	868
Total term loans	9,575	10,668
Revolving loans	3,944	11,043
Financing Receivable, before Allowance for Credit Loss and Fee	13,519	21,711
Gross write-offs	(324)
Corporate and institutional | Financial institutions | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(324)
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,281	4,480
Origination in current year-1	759	2,850
Origination in current year-2	656	1,034
Origination in current year-3	556	602
Origination in current year-4	239	521
Origination in current year-5 or more	632	940
Total term loans	8,123	8,547
Revolving loans	3,592	10,111
Financing Receivable, before Allowance for Credit Loss and Fee	11,715	18,658
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	770	1,026
Origination in current year-1	166	856
Origination in current year-2	307	67
Origination in current year-3	132	7
Origination in current year-4	4	2
Origination in current year-5 or more	31	71
Total term loans	1,410	2,029
Revolving loans	351	822
Financing Receivable, before Allowance for Credit Loss and Fee	1,761	2,851
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	41	90
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	1
Origination in current year-5 or more	1	1
Total term loans	42	92
Revolving loans	1	110
Financing Receivable, before Allowance for Credit Loss and Fee	43	202
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	148	169
Origination in current year-1	375	493
Origination in current year-2	101	166
Origination in current year-3	149	108
Origination in current year-4	95	55
Origination in current year-5 or more	149	187
Total term loans	1,017	1,178
Revolving loans	13	9
Financing Receivable, before Allowance for Credit Loss and Fee	1,030	1,187
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	121	147
Origination in current year-1	371	458
Origination in current year-2	75	126
Origination in current year-3	123	97
Origination in current year-4	93	55
Origination in current year-5 or more	141	171
Total term loans	924	1,054
Revolving loans	9	9
Financing Receivable, before Allowance for Credit Loss and Fee	933	1,063
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	23	22
Origination in current year-1	4	35
Origination in current year-2	26	40
Origination in current year-3	26	1
Origination in current year-4	1	0
Origination in current year-5 or more	7	15
Total term loans	87	113
Revolving loans	4	0
Financing Receivable, before Allowance for Credit Loss and Fee	91	113
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	10
Origination in current year-4	1	0
Origination in current year-5 or more	1	1
Total term loans	6	11
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	6	11
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,455	18,311
Origination in current year-1	12,654	25,944
Origination in current year-2	20,409	15,549
Origination in current year-3	12,330	11,866
Origination in current year-4	10,589	7,464
Origination in current year-5 or more	37,222	37,795
Total term loans	108,659	116,929
Revolving loans	23,918	33,879
Financing Receivable, before Allowance for Credit Loss and Fee	132,577	150,808
Gross write-offs	(58)	(65)	SFr (55)
Consumer | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Consumer | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(6)
Consumer | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(35)
Consumer | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(57)
Consumer | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,506	15,198
Origination in current year-1	10,938	23,773
Origination in current year-2	18,833	13,483
Origination in current year-3	11,215	10,184
Origination in current year-4	9,130	6,651
Origination in current year-5 or more	35,043	35,342
Total term loans	98,665	104,631
Revolving loans	21,632	30,570
Financing Receivable, before Allowance for Credit Loss and Fee	120,297	135,201
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,927	3,097
Origination in current year-1	1,665	2,111
Origination in current year-2	1,481	2,032
Origination in current year-3	1,013	1,597
Origination in current year-4	1,354	762
Origination in current year-5 or more	1,959	2,199
Total term loans	9,399	11,798
Revolving loans	1,941	2,973
Financing Receivable, before Allowance for Credit Loss and Fee	11,340	14,771
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22	16
Origination in current year-1	51	60
Origination in current year-2	95	34
Origination in current year-3	102	85
Origination in current year-4	105	51
Origination in current year-5 or more	220	254
Total term loans	595	500
Revolving loans	345	336
Financing Receivable, before Allowance for Credit Loss and Fee	940	836
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,645	14,049
Origination in current year-1	11,404	23,068
Origination in current year-2	18,316	13,999
Origination in current year-3	11,930	11,367
Origination in current year-4	10,346	7,295
Origination in current year-5 or more	36,170	36,666
Total term loans	99,811	106,444
Revolving loans	795	1,040
Financing Receivable, before Allowance for Credit Loss and Fee	100,606	107,484
Gross write-offs	(9)
Consumer | Mortgages | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(9)
Consumer | Mortgages | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(9)
Consumer | Mortgages | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,953	12,501
Origination in current year-1	10,154	21,627
Origination in current year-2	17,263	12,869
Origination in current year-3	11,009	10,029
Origination in current year-4	9,096	6,609
Origination in current year-5 or more	34,366	34,525
Total term loans	92,841	98,160
Revolving loans	635	229
Financing Receivable, before Allowance for Credit Loss and Fee	93,476	98,389
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	687	1,540
Origination in current year-1	1,220	1,396
Origination in current year-2	977	1,111
Origination in current year-3	835	1,271
Origination in current year-4	1,161	650
Origination in current year-5 or more	1,632	1,931
Total term loans	6,512	7,899
Revolving loans	160	807
Financing Receivable, before Allowance for Credit Loss and Fee	6,672	8,706
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5	8
Origination in current year-1	30	45
Origination in current year-2	76	19
Origination in current year-3	86	67
Origination in current year-4	89	36
Origination in current year-5 or more	172	210
Total term loans	458	385
Revolving loans	0	4
Financing Receivable, before Allowance for Credit Loss and Fee	458	389
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	802	1,114
Origination in current year-1	115	1,877
Origination in current year-2	1,450	1,028
Origination in current year-3	87	178
Origination in current year-4	97	41
Origination in current year-5 or more	894	991
Total term loans	3,445	5,229
Revolving loans	22,935	32,410
Financing Receivable, before Allowance for Credit Loss and Fee	26,380	37,639
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	404	562
Origination in current year-1	98	1,496
Origination in current year-2	1,197	307
Origination in current year-3	87	35
Origination in current year-4	0	16
Origination in current year-5 or more	658	803
Total term loans	2,444	3,219
Revolving loans	20,928	30,023
Financing Receivable, before Allowance for Credit Loss and Fee	23,372	33,242
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	398	552
Origination in current year-1	17	381
Origination in current year-2	253	721
Origination in current year-3	0	143
Origination in current year-4	97	25
Origination in current year-5 or more	236	188
Total term loans	1,001	2,010
Revolving loans	1,731	2,124
Financing Receivable, before Allowance for Credit Loss and Fee	2,732	4,134
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	0	0
Revolving loans	276	263
Financing Receivable, before Allowance for Credit Loss and Fee	276	263
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,008	3,148
Origination in current year-1	1,135	999
Origination in current year-2	643	522
Origination in current year-3	313	321
Origination in current year-4	146	128
Origination in current year-5 or more	158	138
Total term loans	5,403	5,256
Revolving loans	188	429
Financing Receivable, before Allowance for Credit Loss and Fee	5,591	5,685
Gross write-offs	(49)
Consumer | Consumer finance | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Consumer | Consumer finance | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(6)
Consumer | Consumer finance | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Consumer finance | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Consumer finance | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Consumer | Consumer finance | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(26)
Consumer | Consumer finance | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(48)
Consumer | Consumer finance | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,149	2,135
Origination in current year-1	686	650
Origination in current year-2	373	307
Origination in current year-3	119	120
Origination in current year-4	34	26
Origination in current year-5 or more	19	14
Total term loans	3,380	3,252
Revolving loans	69	318
Financing Receivable, before Allowance for Credit Loss and Fee	3,449	3,570
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	842	1,005
Origination in current year-1	428	334
Origination in current year-2	251	200
Origination in current year-3	178	183
Origination in current year-4	96	87
Origination in current year-5 or more	91	80
Total term loans	1,886	1,889
Revolving loans	50	42
Financing Receivable, before Allowance for Credit Loss and Fee	1,936	1,931
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17	8
Origination in current year-1	21	15
Origination in current year-2	19	15
Origination in current year-3	16	18
Origination in current year-4	16	15
Origination in current year-5 or more	48	44
Total term loans	137	115
Revolving loans	69	69
Financing Receivable, before Allowance for Credit Loss and Fee	206	184
Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	214,746	258,229
Gross write-offs	(600)
Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	170,778	200,503
Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	41,236	55,036
Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,732	2,690
Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	1,251	3,950
Gross write-offs	0
Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	1,251	3,920
Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	0	30
Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0	SFr 0